Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Group’s future minimum contractual obligations as of September 30, 2023:
	Payments due by period
	Total	Within one year	Within 1-2 years
	HK$	HK$	HK$
Operating lease payment – short-term leases	521,065	521,065	-
Operating lease payment – leases with lease term of more than 12 months	271,200	209,600	61,600
Non-cancellable purchase contracts	9,296,574	9,296,574	-
Total	10,088,839	10,027,239	61,600